Share-based payments	12 Months Ended
Dec. 31, 2025
Share-based payments
Share-based payments

12Share-based payments

12.1Cash-settled share-based payments

12.1.1Performance Units

Certain management and employees within the Group are granted Performance Units (“PUs”) pursuant to provisions of the 2015 Omnibus Equity Incentive Compensation Plan (“OEICP”). All PUs were granted and approved at the discretion of the Compensation Committee of the Board of Directors.

PUs have a performance condition, determined on their grant date, based on metrics, including, depending on the year of grant, gold production from Blanket Mine, gold production from the Bilboes oxide mine, on mine cost control, controllable all in sustaining cost per ounce of gold reduction, resource development and growth at Blanket Mine, blue sky exploration, establishment of a mineral resource at Motapa and financing and construction of the Bilboes sulphide project and they have a performance period of one to three years (other than for Equity-settled performance units (“EPUs”) (see below) for which the period is three years). The number of PUs that vest will be the relevant portion of the PUs granted multiplied by the performance multiplier, which will reflect the actual performance in terms of the performance conditions compared to expectations on the date of the award.

PUs have rights to dividends only after they have vested.

PUs (other than EPUs, see below) allow for settlement of the vesting date value in cash or, subject to conditions, shares issuable at fair market value or a combination of both at the discretion of the unitholder.

The fair value of the PUs (other than EPUs, see below) at the reporting date was based on the Black Scholes option valuation model. At the reporting date it was assumed that there is a 26% - 83% probability that the performance conditions will be met and therefore a 26% - 83% (December 31, 2024: 28%-110%) average performance multiplier was used in calculating the estimated liability.

The liability as at December 31, 2025 amounted to $2,410 (December 31, 2024: $1,045). Included in the liability as at December 31, 2025 is an amount of $1,401 (2024: $324, 2023: $660) that was expensed and classified as production costs; refer to note 8.

The cash-settled share-based expense for PUs for the period amounted to $839 (2024: $201, 2023: $463). During the period PUs to the value of $60 were settled in share capital (net of employee tax) (2024: $83, 2023: $351) with the employee tax portion recognised in profit or loss.

12Share-based payments (continued)

12.1Cash-settled share-based payments (continued)

12.1.1Performance Units (continued)

The following assumptions were used in estimating the fair value of the cash-settled share-based payment liability on:

	December 31,	December 31,
	2025	2024
	PUs	PUs
Risk free rate	4.18%	4.55%
Fair value (USD)	26.17	9.41
Share price (USD)	26.17	9.41
Performance multiplier percentage	26% - 83%	28%-110%
Volatility	1.85	0.77
January exercise price – 2021 awards (USD)	—	11.89
January exercise price – 2022 awards (USD)	9.18	11.89
April exercise price – 2023 awards (USD)	12.49	10.87
April exercise price – 2024 awards (USD)	12.49	—

Share units granted:	PUs	PUs
2021	—	38,737
2022	22,574	47,530
2023	61,073	96,040
2024	163,142	174,717
2025	159,346	—
Settlements/ terminations	(129,062)	(110,235)
Total awards outstanding	277,073	246,789

12.2Equity-settled share-based payments

12.2.1EPUs

PUs which are classified as equity-settled (i.e. there is no option to vest in cash) (“EPUs”) have a performance condition, determined on their grant date, including, depending on the year of grant, gold production from Blanket Mine, gold production from the Bilboes oxide mine, on mine cost control, controllable all in sustaining cost per ounce of gold reduction, resource development and growth at Blanket Mine, blue sky exploration, establishment of a mineral resource at Motapa and financing and construction of the Bilboes sulphide project and they have a performance period of three years. The number of EPUs that vest will be the relevant portion of the EPUs granted multiplied by the performance multiplier, which will reflect the actual performance in terms of the performance conditions compared to expectations on the date of the award.

EPUs have rights to dividends only after they have vested.

The shares issued are subject to a minimum holding period of until at least the first anniversary of the EPUs vesting date.

12Share-based payments (continued)

12.2Equity-settled share-based payments (continued)

12.2.1EPUs (continued)

The fair value of the EPUs at the grant date was based on the Black Scholes option valuation model less the fair value of the expected dividends during the vesting period multiplied by the performance percentage. At the reporting date it was assumed that there is a 26% - 83% probability that the performance conditions will be met and therefore a 26% - 83% (December 31, 2024: 42% - 105%) performance multiplier was used in calculating the expense. The equity-settled share-based expense for EPUs as at December 31, 2025 amounted to $168 (2024: $652, 2023: $640). An amount of $26 (2024: $110, 2023: $Nil) was expensed and classified as production costs; refer to note 8. During the period EPUs to the value of $766 (2024: $Nil) were settled in share capital (net of employee tax).

The following assumptions were used in estimating the fair value of the equity-settled share-based payment on:

Grant date	April 7, 2023	April 8, 2024	April 1, 2025
Number of units – remaining at reporting date	80,773	125,433	110,830
Share price (USD) - grant date	16.91	10.91	12.49
Fair value (USD) - grant date	15.33	9.53	10.06
Performance multiplier percentage at grant date	100%	100%	100%
Performance multiplier percentage at December 31, 2025	26%	83%	70%

12.2.2Equity Restricted Share Units

Restricted Share Units (“RSUs”) which are classified as equity-settled (i.e. there is no option to vest in cash) (“ERSUs”) vest on the date as specified in the ERSUs agreement, given that the service conditions of the relevant employees have been fulfilled. The value of the vested ERSUs is the number of ERSUs vested multiplied by the fair market value of the Company’s shares, as specified by the OEICP, on the date of settlement.

ERSU holders are entitled to receive dividends over the vesting period. Such dividends will be reinvested in additional ERSUs at the then applicable share price.

The fair value of the ERSUs at the grant date was based on the Black Scholes option valuation model less the fair value of the expected dividends during the vesting period(s) multiplied by the performance multiplier expectation.

The following assumptions were used in estimating the fair value of the equity-settled share-based payment that are in issue:

Grant date	April 1, 2025
Vesting dates(1)	third on each of the first business day in April 2026, 2027 and 2028
Number of units - remaining at reporting date	6,187
Share price (USD) - grant date	12.49
Fair value (USD) - grant date	12.49
Performance multiplier percentage at grant date	100%

(1)	The ERSUs will vest in three tranches on April 1, 2026, 2027 and 2028.

The equity-settled share-based expense for ERSUs as at December 31, 2025 amounted to $35 (2024: $402, 2023:$Nil).

12Share-based payments (continued)

12.2Equity-settled share-based payments (continued)

12.2.3Share option programs

The maximum term of the options under the OEICP is ten years. Equity-settled share-based payments under the OEICP will be settled by physical delivery of shares. Under the OEICP the aggregate number of shares that may be issued pursuant to the grant of options, or under any other share compensation arrangements of the Company, will not exceed 10% of the aggregate issued and outstanding shares issued of the Company.

At December 31, 2025 the Company had Nil (2024: 10,000) options outstanding granted to the employees of 3PPB Plc (providing US investor relations services to Caledonia), P Chidley and P Durham in equal units each.

The fair value of share-based payments noted above was estimated using the Black-Scholes valuation model as the fair value of the services could not be estimated reliably. Service and non-market performance conditions attached to the arrangements were not taken into account in measuring fair value.

The equity-settled share-based expense relating to grants amounted to $Nil (2024: $Nil, 2023: $Nil). Options to the value of $95 (2024: $37, 2023: $Nil) were exercised during the year.